Share-based compensation plans - equity-settled and cash-settled (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	$ 7,837	$ 9,738
Expenses (recoveries) under cash-settled plans	41,839	27,241
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	366	1,011
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	1,237	2,650
Expenses (recoveries) under cash-settled plans	25,784	20,287
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	2,933	2,903
Expenses (recoveries) under cash-settled plans	6,890	1,849
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	3,301	3,174
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	6,741	3,765
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	2,261	1,340
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	$ 163	$ 0